Harnessing Union Capital Creating Equitable Opportunities Presented to American Federation of Teachers March 10, 2022 18 th Sixth Avenue at Pacific Park Brooklyn, NY

Agenda x Intro to HIT x Investing Pension Capital Responsibly ▪ Generate Returns ▪ Affordable housing ▪ Job Creation ▪ Great careers for union members ▪ Benefitting underserved communities 1

AFL - CIO Housing Investment Trust x $7.1 billion investment grade fixed - income portfolio x Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) x Created to pool together pension capital to: ▪ Encourage development of lower income housing while creating employment for the construction trades ▪ Prudently invest in fixed income mortgage investments x Mission to produce competitive returns as a socially responsible investment vehicle x Outperformed its benchmark 22 out of 25 calendar years on a gross basis, 14 years on a net basis x Investment strategy focused on high credit quality multifamily mortgage securities ▪ Higher income with superior credit quality and similar interest rate risk ▪ Provides diversification and liquidity x Affordable housing creation and preservation x Creating union construction jobs x In its 35 - year history, the HIT has proven its ability to achieve competitive fixed - income returns for working people, and improving the nation’s housing stock, fostering community development, and creating good union jobs As of December 31 , 2021 , unless otherwise denoted . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods January 31 , 2022 was - 2 . 34% , 3 . 39% , 2 . 77% , and 2 . 44% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . 2

Impact Investing Labor’s Pension Capital – Returns and ESG Benefits x Affordable housing projects are safe investments x ESG benefits include ▪ Financing affordable housing ▪ Creating union construction jobs ▪ Promoting apprenticeship programs and building career paths – provide an alternative to college ▪ Increasing economic equity and security x People of color are more likely to have lower incomes and to rent rather than own – the geographic concentration of rental housing perpetuates racial and socioeconomic segregation 3

Job Creation x Longstanding inequities in education and labor markets limit earnings of households of color, perpetuating racial and ethnic disparities x Need for affordable rental housing and sustainable, equitable job creation by leveraging long term responsible investment capital from pension funds for construction and permanent debt financing x Incentivize communities and developers to make a long - term commitment to both affordable housing construction and responsible workforce development through the construction of affordable housing with a skilled and trained workforce x Developments involving contracts or subcontracts for entry into construction careers via state - registered apprenticeship programs, including utilization of nationally - recognized apprenticeship readiness programs and curriculum 4

AFL-CIO HIT

HIT's Long History of Impact Investing

NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS*

(1984-present)

566	**$10.0B**	**$18.6B**	**$36.5B**	**$15.0B**	**189.9M**	**212,060**	**123,339**
Projects	in HIT Investment, including New Markets Tax Credits (NMTC) allocations	in total development cost	in total economic benefits	in personal income, including wages and benefits with $7.6B for construction workers	hours of on-site union construction work created	total jobs generated across communities	housing and healthcare units, with 67% affordable housing



Ventana Residences
San Francisco, CA



Covenant Place II
St. Louis, MO



Heiwa Terrace Apartments
Chicago, IL



311 West 42nd Street
New York, NY

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST

5

Strong Multifamily Housing Demand Dwarfs Supply x Multifamily vacancy rate hit a record - low of 2.5% at year - end, down from a pandemic peak of 5.4% at the start of the year x Chronic underbuilding during the Great Recession has constrained apartment supply at a time when demand is increasing for apartment living x Rise in demand fueled by household formation, job and wage growth and sharply rising home prices x Renter household growth accelerated over the last year, climbing by more than 870,000 to a total of 44 million x U.S. apartments posted record - breaking 2021 rent growths. Asking rents grew a record 11.9% in 2021 – the highest growth rate on record since REIS/Moody’s began publishing the data in 1999 Source: CBRE; Joint Center for Housing Studies Harvard University; REIS/Moody’s. Apartment Rents Net Household Formation (in Thousands) 0 500 1000 1500 2000 2500 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 1,000 1,050 1,100 1,150 1,200 1,250 1,300 1,350 Jan-17 Apr-17 Jul-17 Oct-17 Jan-18 Apr-18 Jul-18 Oct-18 Jan-19 Apr-19 Jul-19 Oct-19 Jan-20 Apr-20 Jul-20 Oct-20 Jan-21 Apr-21 Jul-21 Oct-21 Jan-22 6

0 5 10 15 20 25 30 35 0 2 4 6 8 10 12 14 2011 2012 2013 2014 2015 2016 2017 2018 2019 Number of Low-Rent Units Low-Rent Units as Share of Rental Stock (Right scale) The U.S. Faces an Affordable Housing Crisis x COVID - 19 pandemic has exacerbated the existing affordability crisis and the financial fallout from the ongoing public health crisis threatens the housing security of millions of struggling households x Much of the country lacks a sufficient supply of affordable rentals, particularly for extremely low - income households x Extremely low - income renters face a shortage of 7 million rental units in the U.S.; only 37 affordable homes exist for every 100 extremely low - income 7 Notes: Low - rent units have contract rents under $600. Rents are inflated to 2019 dollars using the CPI - U Less Shelter. No - cash u nits are excluded. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. The Stock of Low - Rent Units Continues to Shrink Units Renting for Under $600 (Millions) Share of Rental Stock (Percent)

Even in the Most Affordable States, More than a Third of Renters Face Cost Burdens 8 Notes: Cost - burdened households pay more than 30% of income for housing. Households with zero or negative income are assumed to be burdened, while households paying no cash rent are assumed to be without burdens. Source: JCHS tabulations of US Census Bureau, 2019 American Community Survey 1 - Year Estimates. Share of Cost - Burdened Renters (Percent) Under 40 (Down to 38) 40 – 44 45 – 49 50 and Over (Up to 54)

x Low Income Housing Tax Credits (LIHTC) program provides tax credits to finance affordable housing ▪ primary subsidy to build affordable housing ▪ a lmost every affordable deal has LIHTC equity to cover the gap between the construction cost and rental income stream on affordable apartments ▪ supported more than 2 . 5 million low - income units since its inception in 1986 x Other Subsidies — LIHTC is still generally not enough to cover the difference . Most affordable deals have upwards of 3 - 5 additional sources of low - cost capital ▪ CDBG/HOME Funds ▪ State and Local affordable housing programs ▪ Brownfield loans/subsidies ▪ Tax Abatements ▪ Historic tax credits x Why Do Affordable Projects Need Subsidy? x Construction cost exceeds the permanent debt level that a rental project can afford . Subsidies bridge the gap How Affordable Housing is Financed – Subsidies are Key Source: Joint Center for Housing Studies Harvard University. 9

LIHTC – Safe Investments x The Demand for Affordable Housing Greatly Exceeds the Subsidy to Build It ▪ For every 100 extremely low - income households, there are only 29 adequate, affordable and available units ▪ LIHTC demand by developers generally exceeds supply of credits by 3 - to - 1, with ratios closer to 5 - to - 1 in large states like California and Texas ▪ Highly competitive and regulated process for developers to obtain an award x LIHTC Projects are Generally Safe Investments ▪ The default rate on LIHTC projects overall is <1% ▪ HIT has never had a default ▪ For other projects, median year of default is year 11 (after tax credit expires) 10

HIT - Financed Projects Committed/In Construction, as of January 31, 2022 11 Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT and HIT subsidiary Building America project data . Data is current as of January 31 , 2022 . Economic impact data is in 2020 dollars and all other figures are nominal . This table provides information about projects financed by the HIT that were pre- or under construction as of the date of this report . Projects are included until they reach permanent loan status . The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons : (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio ; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table ; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report .

HIT Union - Affiliated Projects Project Names Units HIT Commitment City, State Casa Del Pueblo 165 $ 24,982,000 San Jose, CA Gabilan Plaza Phases 1 & 2 200 $ 16,820,900 Salinas, CA Rolla Apartments 150 $ 5,188,300 Rolla, MO Amalgamated Warbasse Houses 2,583 $ 33,393,400 Brooklyn, NY Harry Silver 288 $ 8,000,000 Brooklyn, NY Penn South 2,820 $ 134,000,000 Manhattan, NY Electchester Housing 2,399 $ 49,000,000 Queens, NY Pinzone Towers 100 $ 6,583,800 Rocky River, OH Ya Po Ah Terrace (Condo A) 109 $ 7,405,000 Eugene, OR Ya Po Ah Terrace (Condo B) 112 $ 7,879,300 Eugene, OR Westmorelands Union Manor 300 $ 25,927,400 Portland, OR Granada Senior Apartments 265 $ 37,610,590 San Antonio, TX Total 9,491 $356,790,690 BACDE Union - Affiliated Projects Project Name Units BACDE Commitment City, State Renaissance Village 16 $ 9,000,000 Welch, WV HIT Investment in Union - Affiliated Developments, 2011 - 2021 12

Wages not Keeping up with Inflation Source: Bureau of Labor Statistics 13 Change in Earnings vs CPI -4 -2 0 2 4 6 8 May-07 Jan-08 Sep-08 May-09 Jan-10 Sep-10 May-11 Jan-12 Sep-12 May-13 Jan-14 Sep-14 May-15 Jan-16 Sep-16 May-17 Jan-18 Sep-18 May-19 Jan-20 Sep-20 May-21 Jan-22 Percent Yearly Change Average Hourly Earnings Yearly Change CPI Yearly Change in Real Wages

Breakdowns of Inflation – YoY % change (as measured by CPI) Source: Bureau of Labor Statistics 14

Infrastructure Investment and Jobs Act x $1.2 trillion Infrastructure bill is historic – same needs to be done for affordable housing x Better roads, bridges and public transportation provide better access to existing and new communities x $65 billion earmarked for broadband expansion – increases access across the country and would help low - income families with internet payments by providing about $30 a month x $55 billion for water and wastewater quality, including $15 billion to replace lead pipes – benefits older parts of a community or inner cities where there are older infrastructure and pipes x $7.5 billion for a network of electric vehicle charging stations – increasing public access to EV charging stations would increase level of comfort with purchasing electric vehicles, lead to increase demand for charging stations in multifamily buildings x $3.5 billion for the Weatherization Assistance Program – reduce energy costs for more than 700,000 low - income households by increasing the energy efficiency of their homes 15

Federal Housing Policy Proposed Provisions x $ 10 billion increase in Low Income Housing Tax Credits x Reduction in minimum required tax - exempt financing, from 50 % of costs to 25 % x Neighborhood Homes Investment Act (homeownership and rehabilitation tax credit) x Public housing capital funding increase x Make New Markets Tax Credits permanent at $ 5 billion per year 16

Seek Support for Worker - Friendly Policies on Housing and Job Creation x Gain national, state and local executive legislative support for union - and affordable housing - friendly policies and programs x Incentivize communities and developers to make long - term commitment to affordable housing construction and responsible workforce development x Promote use of apprentices enrolled in state - registered joint labor/management apprenticeship programs, and contractors who have made a long - term commitment to registered apprenticeship programs x Leverage long term responsible pension fund investment to increase affordable rental housing and sustainable, equitable job creation 17

18 Granada Senior Apartments | San Antonio, TX HIT Investment: $37M Total Development Cost: $63M Hours of Union Construction Work: 321,480 Granada Trades Council Housing, an affiliate of the San Antonio Building and Construction Trades Council, has owned, managed, and operated the property since 1968 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

19 53 Colton Street | San Francisco, CA HIT Investment : $19M Total Development Cost: $53M Hours of Union Construction Work: 368,640 Spearheaded by United Association Local 38 Plumbers & Pipefitters *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

20 Renaissance Village | Welch, WV NMTC Allocation : $9M Total Development Cost: $9.3M Hours of Union Construction Work: 98,950 Public - private partnership led by American Federation of Teachers *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . Chang Suh, CFA CEO & CIO csuh@aflcio - hit.com